Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 127,898	$ 108,153
Investments	101,092	211,398
Trade receivables, net	113,107	100,522
Unbilled revenue	99,785	87,032
Funds held for clients	9,411	11,643
Derivative assets	6,373	10,351
Contract assets	12,572	10,169
Prepayments and other current assets	33,851	28,822
Total current assets	504,089	568,090
Non-current assets:
Goodwill	353,645	123,537
Intangible assets	179,220	65,421
Property and equipment	62,437	49,257
Right-of-use assets	175,474	142,623
Derivative assets	2,681	3,249
Deferred tax assets	46,675	34,765
Investments	75,948	93,442
Contract assets	54,670	39,833
Other non-current assets	49,609	44,275
Total non-current assets	1,000,359	596,402
TOTAL ASSETS	1,504,448	1,164,492
Current liabilities:
Trade payables	25,397	27,829
Provisions and accrued expenses	41,761	36,752
Derivative liabilities	7,505	6,042
Pension and other employee obligations	107,881	105,768
Current portion of long-term debt	36,118	0
Contract liabilities	15,705	13,723
Current taxes payable	2,178	2,279
Lease liabilities	26,635	26,954
Other liabilities	40,662	11,351
Total current liabilities	303,842	230,698
Non-current liabilities:
Derivative liabilities	2,413	831
Pension and other employee obligations	19,504	16,238
Long-term debt	137,288	0
Contract liabilities	9,748	13,314
Lease liabilities	172,347	140,040
Other non-current liabilities	20,844	78
Deferred tax liabilities	37,326	9,290
Total non-current liabilities	399,470	179,791
TOTAL LIABILITIES	703,312	410,489
Shareholders' equity:
Share capital (ordinary shares $0.16 (10 pence) par value, authorized 60,000,000 shares; issued: 48,360,817 shares and 48,849,907 shares each as at March 31, 2023 and March 31, 2022, respectively)	7,690	7,751
Share premium	81,110	110,327
Retained earnings	951,601	818,402
Other reserves	6,765	2,656
Other components of equity	(246,030)	(185,133)
Total shareholders' equity	801,136	754,003
TOTAL LIABILITIES AND EQUITY	$ 1,504,448	$ 1,164,492